Acquisitions - Additional Information (Detail) (USD $) Share data in Thousands, except Per Share data, unless otherwise specified	0 Months Ended	12 Months Ended			0 Months Ended		1 Months Ended	0 Months Ended
	Jul. 01, 2013	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Feb. 01, 2012	Aug. 08, 2012	Feb. 28, 2014	Dec. 26, 2012
Business Acquisition [Line Items]
Replacement stock options and awards fair value	$ 37,400,000
Goodwill		1,547,397,000	1,541,574,000
Business acquisition, transaction costs		3,217,000	14,220,000	1,650,000
Acquired intangible assets, weighted average useful lives	7 years 3 months 18 days
Merchant Services
Business Acquisition [Line Items]
Business acquisition, acquired intangible assets					1,700,000
Acquired intangible assets, weighted average useful lives					5 years
CPAY
Business Acquisition [Line Items]
Percentage of Additional Equity Interest Acquired							15.00%
Amount paid to acquire additional Equity Interest							37,500,000
Noncontrolling interest							25.00%
Business acquisition percent of acquisition						60.00%
Business acquisition, cash paid						66,000,000
Assumption used in fair value, measurement, discount rate						19.00%
Assumption used in fair value, measurement, effective tax rate						39.00%
Assumption used in fair value, measurement, long-term sustainable growth rate						3.00%
Business acquisition, purchase price allocation, goodwill, expected tax deductible amount						68,600,000
Business acquisition, funds placed in escrow						3,300,000
Business acquisition, escrowed consideration period						21 months
Business acquisition, contingent consideration returnable						9,900,000
Percentage of ownership interests by former owner before acquisition						100.00%
Assumption used in fair value, measurement, attrition rate						25.00%
Business acquisition, noncontrolling interest, redemption period		2017
Business acquisition, noncontrolling interest, redemption value		22,500,000
CPAY | Minimum
Business Acquisition [Line Items]
Percentage of equity interest							60.00%
CPAY | Maximum
Business Acquisition [Line Items]
Percentage of equity interest							75.00%
CPAY | Intangible Assets
Business Acquisition [Line Items]
Assumption used in fair value, measurement, discount rate						19.50%
CPAY | Trade Names and Technology
Business Acquisition [Line Items]
Assumption used in fair value, measurement, royalty rate						1.00%
NetSpend Holdings Inc
Business Acquisition [Line Items]
Business acquisition percent of acquisition	100.00%
Business acquisition, cost of acquired entity, purchase price	1,396,550,000
Business acquisition, cash paid	1,355,270,000
Share price per share	$ 16.00
Shares held by dissenting shareholders	1,600
Value of shares held by dissenting shareholders	25,700,000
Number of shareholders	5
Goodwill	1,024,434,000		1,000,000,000
Increase in goodwill		8,500,000
Identifiable intangible assets	480,086,000		401,600,000
Assumption used in fair value, measurement, discount rate		11.00%
Assumption used in fair value measurement, royalty rate low range		2.50%
Assumption used in fair value measurement, royalty rate high range		7.00%
Assumption used in fair value measurement,, attrition rate low range		5.00%
Assumption used in fair value measurement, attrition rate high range		40.00%
Assumption used in fair value, measurement, effective tax rate		40.00%
Assumption used in fair value, measurement, long-term sustainable growth rate		3.00%
Business acquisition, transaction costs		3,200,000	14,200,000
NetSpend Holdings Inc | Dissenting Shareholders
Business Acquisition [Line Items]
Settlement for lawsuit		38,600,000
NetSpend Holdings Inc | Minimum
Business Acquisition [Line Items]
Intangible assets estimated useful life	5 years
NetSpend Holdings Inc | Maximum
Business Acquisition [Line Items]
Intangible assets estimated useful life	8 years
NetSpend Holdings Inc | Prior To Acquisition Date
Business Acquisition [Line Items]
Replacement stock options and awards	11,100,000
Replacement stock options and awards fair value	15,600,000
NetSpend Holdings Inc | Repayment of Revolving Credit Facility
Business Acquisition [Line Items]
Business acquisition, cash paid	58,300,000
NetSpend Holdings Inc | Shareholders
Business Acquisition [Line Items]
Business acquisition, cash paid	1,200,000,000
NetSpend Holdings Inc | Holders of Stock Options and Awards
Business Acquisition [Line Items]
Business acquisition, cash paid	70,700,000
NetSpend Holdings Inc | Replacement Stock Options and Awards
Business Acquisition [Line Items]
Replacement stock options and awards	15,600,000
ProPay
Business Acquisition [Line Items]
Business acquisition, cost of acquired entity, purchase price								123,700,000
Goodwill				93,500,000
Assumption used in fair value, measurement, discount rate								14.00%
Assumption used in fair value, measurement, effective tax rate								39.00%
Assumption used in fair value, measurement, long-term sustainable growth rate								3.00%
Business acquisition, funds placed in escrow								12,500,000
Business acquisition, escrowed consideration period								18 months
Business acquisition, contingent consideration returnable								12,500,000
ProPay | Minimum
Business Acquisition [Line Items]
Assumption used in fair value, measurement, attrition rate								3.00%
ProPay | Maximum
Business Acquisition [Line Items]
Assumption used in fair value, measurement, attrition rate								5.00%
ProPay | Intangible Assets
Business Acquisition [Line Items]
Assumption used in fair value, measurement, discount rate								14.50%
ProPay | Trade Names and Technology
Business Acquisition [Line Items]
Assumption used in fair value, measurement, royalty rate								1.00%
Central Payment Co., LLC and ProPay
Business Acquisition [Line Items]
Goodwill				162,090,000
Identifiable intangible assets				76,600,000
Business acquisition, fair value of accounts receivable				4,100,000
Business acquisition, gross amount of accounts receivable				4,800,000
Business acquisition, expected uncollectible amount of accounts receivable				688,000
Business acquisition, transaction costs				$ 1,300,000
Acquired intangible assets, weighted average useful lives				7 years 8 months 12 days
Central Payment Co., LLC and ProPay | Minimum
Business Acquisition [Line Items]
Intangible assets estimated useful life				2 years
Central Payment Co., LLC and ProPay | Maximum
Business Acquisition [Line Items]
Intangible assets estimated useful life				10 years